Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,115,074.53

Principal:
Principal Collections	$17,199,913.94
Prepayments in Full	$10,221,800.72
Liquidation Proceeds	$117,330.73
Recoveries	$46,814.11
Sub Total	$27,585,859.50
Collections	$28,700,934.03

Purchase Amounts:
Purchase Amounts Related to Principal	$175,882.33
Purchase Amounts Related to Interest	$816.24
Sub Total	$176,698.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,877,632.60

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,877,632.60
Servicing Fee	$581,729.23	$581,729.23	$0.00	$0.00	$28,295,903.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,295,903.37
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,295,903.37
Interest - Class A-3 Notes	$142,040.09	$142,040.09	$0.00	$0.00	$28,153,863.28
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$28,096,492.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,096,492.53
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$28,070,508.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,070,508.11
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$28,047,697.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,047,697.44
Regular Principal Payment	$25,077,016.43	$25,077,016.43	$0.00	$0.00	$2,970,681.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,970,681.01
Residual Released to Depositor	$0.00	$2,970,681.01	$0.00	$0.00	$0.00

Total		$28,877,632.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,077,016.43
Total					$25,077,016.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,077,016.43	$59.17	$142,040.09	$0.34	$25,219,056.52	$59.51
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$25,077,016.43	$19.06	$248,205.93	$0.19	$25,325,222.36	$19.25

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$415,727,106.37	0.9809975	$390,650,089.94	0.9218229
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$616,507,106.37	0.4685417	$591,430,089.94	0.4494833

Pool Information
Weighted Average APR	2.013%	2.006%
Weighted Average Remaining Term	43.90	43.05
Number of Receivables Outstanding	28,403	27,828
Pool Balance	$698,075,078.60	$670,217,945.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$643,425,813.96	$617,930,940.53
Pool Factor	0.4883084	0.4688221

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$52,287,004.84
Targeted Overcollateralization Amount	$78,787,855.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,787,855.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$142,205.51
(Recoveries)		26	$46,814.11
Net Loss for Current Collection Period			$95,391.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1640%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3040%
Second Prior Collection Period			0.0594%
Prior Collection Period			0.4027%
Current Collection Period			0.1673%
Four Month Average (Current and Prior Three Collection Periods)			0.2334%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1000	$2,805,330.43
(Cumulative Recoveries)			$425,407.10
Cumulative Net Loss for All Collection Periods			$2,379,923.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1665%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,805.33
Average Net Loss for Receivables that have experienced a Realized Loss			$2,379.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	218	$6,298,495.18
61-90 Days Delinquent	0.10%	24	$647,296.48
91-120 Days Delinquent	0.02%	5	$166,603.39
Over 120 Days Delinquent	0.01%	1	$44,276.15
Total Delinquent Receivables	1.07%	248	$7,156,671.20

Repossession Inventory:
Repossessed in the Current Collection Period		11	$293,469.82
Total Repossessed Inventory		17	$517,241.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1034%
Prior Collection Period			0.1127%
Current Collection Period			0.1078%
Three Month Average			0.1080%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1280%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	21

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$2,720,455.75
2 Months Extended	102	$3,150,334.44
3+ Months Extended	19	$652,303.52

Total Receivables Extended	210	$6,523,093.71

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer